INCOME TAXES (Details) (USD $)	3 Months Ended						12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current:
Federal							$ 15,190,000	$ (999,000)	$ 14,891,000	$ 9,006,000
State							1,927,000	810,000	4,392,000	3,207,000
Foreign							19,323,000	22,740,000	17,960,000	16,078,000
Total current							36,440,000	22,551,000	37,243,000	28,291,000
Deferred:
Federal							331,000	9,356,000	992,000	3,714,000
State							328,000	299,000	340,000	591,000
Foreign							1,085,000	167,000	(564,000)	420,000
Total deferred provision (benefit)							1,743,000	9,822,000	768,000	4,725,000
Total income tax expense	9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	38,183,000	32,373,000	38,011,000	33,016,000
Deferred tax assets:
Accrued employee benefits			9,303,000				9,153,000	9,303,000	9,112,000	8,064,000
Long-term contracts and inventory valuation reductions			8,215,000				9,062,000	8,215,000	7,115,000	7,580,000
Allowances for loss contingencies			6,883,000				5,339,000	6,883,000	6,223,000	5,316,000
Deferred compensation			3,444,000				3,756,000	3,444,000	3,246,000	3,306,000
Book over tax depreciation			709,000				471,000	709,000	1,373,000	1,357,000
Adjustment to pension liability			15,226,000				17,886,000	15,226,000	12,925,000	11,716,000
California research and development credit carryforward			2,750,000				3,882,000	2,750,000	3,484,000	2,529,000
Net Operating Losses			2,424,000				10,909,000	2,424,000	1,457,000	638,000
Foreign currency mark-to-market			2,177,000				2,192,000	2,177,000	1,529,000
Other			2,199,000				395,000	2,199,000	513,000	5,419,000
Subtotal			53,330,000				63,045,000	53,330,000	46,977,000	45,925,000
Valuation allowance			(2,750,000)				(4,205,000)	(2,750,000)	(3,484,000)	(2,529,000)
Deferred tax assets			50,580,000				58,840,000	50,580,000	43,493,000	43,396,000
Deferred tax liabilities:
Amortization of goodwill and intangibles			12,344,000				8,608,000	12,344,000	1,964,000	4,839,000
Deferred revenue			14,408,000				25,277,000	14,408,000	1,761,000	414,000
Foreign currency mark-to-market			284,000				269,000	284,000	673,000	630,000
State taxes							146,000		3,421,000	60,000
Other			1,237,000				589,000	1,237,000	2,096,000	2,758,000
Deferred tax liabilities			28,273,000				34,889,000	28,273,000	9,915,000	8,701,000
Net deferred tax asset			22,307,000				23,951,000	22,307,000	33,578,000	34,695,000
Foreign operating loss carryforwards							33,800,000
Unused state tax credits							$ 8,900,000